Income Taxes (Composition of taxes on income from continuing operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ (37)	$ 381
Income tax expense (recovery)	(6)	341
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	555	1,325
Canada
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	20	18
Deferred income taxes	(33)	20
Operating loss carry forwards	(64)	(46)
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	244	176
United States
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	11	(58)
Deferred income taxes	118	426
Investment tax credits	(11)	(10)
Operating loss carry forwards	(49)	0
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	289	1,142
Other
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	2	(9)
Supplemental Tax Information [Abstract]
Income (loss) before provision for income taxes	$ 22	$ 7